Long-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long Term Debt (Textual) [Abstract]
Interest payments on surplus notes payable to NFS	$ 54	$ 54	$ 54